BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
BASIC AND DILUTED NET LOSS PER SHARE [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 12:-  BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2012	2013	2014
Numerator:
Net loss	$(14,972)	$(28,720)	$(56,566)
Dividends accumulated for the period	(3,511)	(2,964)	-

Net loss available to shareholders of ordinary shares	$(18,483)	$(31,684)	$(56,566)

Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	6,822,720	11,597,826	37,847,093